Investment properties	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Disclosure of investment property [text block]
13.	Investment properties

Investment properties are measured at fair value through profit or loss. The gains and losses resulting from fair value adjustments are recognized in profit or loss. A summary is as follows:

Balance at January 1, 2017	-
Additions	5,119
Balance at December 31, 2017	5,119
Sale of investment properties	(1,270)
Net change in fair value	(3,849)
Balance at December 31, 2018	-

The Bank determines the fair value for its investment properties based on discounted expected cash flows on reliable estimates for the operating leases or existing contracts. The Bank applied the fair value hierarchy level 3, in absence of a comparable active market. As of December, 31 2018, such estimates results in zero value.

Unobservable inputs used in the fair value measurement

Type of asset	Fair value December 31, 2018	Measurement techniques	Significant unobservable inputs
Investment properties at FVPL	-	Discounted cash flows	- Existing leasing contracts - Investments made to operate - Current operating expenses - Weighted average cost of capital WACC